Loans Receivable, Net - Schedule of Loans Receivable Originated and Retained (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Receivables [Abstract]
Loans (adjusted, Note 2(ah))	¥ 5,124,376		¥ 2,405,489
Allowance for loan losses (adjusted, Note 2(ah))	(316,124)		(74,381)	¥ (47,670)	¥ (1,084)
Loans receivable, net	¥ 4,808,252	$ 690,662	¥ 2,331,108